Average Annual Total Returns - Class I2 - Transamerica Emerging Markets Opportunities	I2 1 Year	I2 Since Inception	I2 Inception Date	I2 Return After Taxes on Distributions 1 Year	I2 Return After Taxes on Distributions Since Inception	I2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I2 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	17.15%	16.85%	Dec. 19, 2019	17.05%	16.76%	10.33%	12.91%	18.69%	18.89%